Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Mar. 27, 2019
Beginning balance, shares at Mar. 27, 2019
Founders shares		$ 2,500	(2,500)
Founders shares, shares		25,000,000
Stock based compensation		$ 138	57,063		57,201
Stock based compensation, shares		1,375,000
Shares issued (net of subscription receivable)		$ 259	429,741		430,000
Shares issued (net of subscription receivable), shares		2,590,364
Shares issued for conversion of notes payable - related parties		$ 250	399,750		400,000
Shares issued for conversion of notes payable - related parties, shares		2,500,000
Beneficial conversion feature			237,256		237,256
Loss on conversion			14,999		14,999
Net loss				(701,994)	(701,994)
Ending balance at Dec. 31, 2019		$ 3,147	1,136,309	(701,994)	437,462
Ending balance, shares at Dec. 31, 2019		31,465,364
Shares issued (net of subscription receivable)		$ 343	334,657		335,000
Shares issued (net of subscription receivable), shares		3,427,043
Net loss				(382,886)	(382,886)
Ending balance at Mar. 31, 2020		$ 3,490	1,470,966	(1,084,880)	389,576
Ending balance, shares at Mar. 31, 2020		34,892,407
Beginning balance at Dec. 31, 2019		$ 3,147	1,136,309	(701,994)	437,462
Beginning balance, shares at Dec. 31, 2019		31,465,364
Stock based compensation		$ 318	3,234,263		3,234,581
Stock based compensation, shares		3,175,498
Shares issued (net of subscription receivable)		$ 458	1,549,542		1,550,000
Shares issued (net of subscription receivable), shares		4,577,043
Shares issued for conversion of notes payable - related parties		$ 2,540	252,026		254,566
Shares issued for conversion of notes payable - related parties, shares		25,409,544
Options granted			190,127		190,127
Beneficial issuance feature of shares on debt instrument		$ 10	105,516		105,526
Beneficial issuance feature of shares on debt instrument, shares		100,000
Net loss				(7,254,006)	(7,254,006)
Ending balance at Dec. 31, 2020		$ 6,473	6,467,783	(7,956,000)	(1,481,744)
Ending balance, shares at Dec. 31, 2020		64,727,449
Stock based compensation		$ 36	368,213		368,249
Stock based compensation, shares		368,249
Options granted			49,213		49,213
Debt discount		$ 3	29,997		30,000
Debt discount, shares		30,000
Issuance of acquisition shares		$ 60	599,940		600,000
Issuance of acquisition shares, shares		600,000
Net loss				(1,348,155)	(1,348,155)
Ending balance at Mar. 31, 2021		$ 6,572	$ 7,515,146	$ (9,304,155)	$ (1,782,437)
Ending balance, shares at Mar. 31, 2021		65,725,698